Fees Summary	Jul. 21, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,265,000,002.50
Previously Paid Amount	0.00
Total Fee Amount	174,696.50
Total Offset Amount	0.00
Net Fee	174,696.50
Narrative - Max Aggregate Offering Price	$ 1,265,000,002.50
Narrative - Max Aggregate Offering Amount | shares	53,263,158
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true